Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Line Items]
Asset Impairment Charges					$ 0
Restricted Cash and Cash Equivalents	$ 14,642,000		$ 14,642,000		12,886,000	$ 14,221,000
Cash Equivalents, at Carrying Value					0	0
Cash, FDIC Insured Amount					$ 250,000
Number of reportable segments | segment			1		1
Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	22,365,000		$ 22,365,000		$ 174,132,000	13,420,000
Impairment provision	$ 0	$ 0	$ 0	$ 5,675,000	8,460,000	0	$ 0
Cash Equivalents, at Carrying Value					0	0
Cash, FDIC Insured Amount					$ 250,000
Number of reportable segments			1		1
Building [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					40 years
Minimum | Building [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					25 years
Minimum | Building Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Minimum | Building Improvements [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Minimum | Land Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					15 years
Minimum | Land Improvements [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					15 years
Maximum | Building [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					40 years
Maximum | Building Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					20 years
Maximum | Building Improvements [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					20 years
Maximum | Land Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					25 years
Maximum | Land Improvements [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					25 years
Section 1031 Exchanges [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Accounting Policies [Line Items]
Restricted Cash					$ 154,900,000	$ 0